LVIP Delaware SMID Cap Core Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.52%
Airlines–0.30%
Allegiant Travel Co.	25,895	$1,947,563
		1,947,563
Auto Components–0.59%
BorgWarner, Inc.	110,691	3,845,405
		3,845,405
Banks–6.02%
Columbia Banking System, Inc.	260,478	5,040,249
East West Bancorp, Inc.	125,628	9,938,431
Pinnacle Financial Partners, Inc.	53,788	4,619,314
SouthState Corp.	62,903	5,348,642
Valley National Bancorp	409,676	3,261,021
Webster Financial Corp.	138,595	7,036,468
WSFS Financial Corp.	87,948	3,969,973
		39,214,098
Biotechnology–6.47%
†Amicus Therapeutics, Inc.	242,519	2,856,874
†Apellis Pharmaceuticals, Inc.	74,083	4,354,599
†Blueprint Medicines Corp.	55,944	5,306,848
†Exact Sciences Corp.	50,171	3,464,809
†Halozyme Therapeutics, Inc.	110,315	4,487,614
†Insmed, Inc.	130,164	3,531,349
†Natera, Inc.	79,436	7,265,216
†Neurocrine Biosciences, Inc.	52,126	7,189,218
†Travere Therapeutics, Inc.	129,418	997,813
†Ultragenyx Pharmaceutical, Inc.	56,407	2,633,643
		42,087,983
Building Products–1.92%
Carlisle Cos., Inc.	19,479	7,632,846
Zurn Elkay Water Solutions Corp.	145,114	4,856,966
		12,489,812
Capital Markets–2.13%
Hamilton Lane, Inc. Class A	49,787	5,613,982
Stifel Financial Corp.	105,406	8,239,587
		13,853,569
Chemicals–2.39%
Huntsman Corp.	315,955	8,224,309
Minerals Technologies, Inc.	97,804	7,362,685
		15,586,994
Commercial Services & Supplies–3.01%
ABM Industries, Inc.	86,885	3,876,809
†Casella Waste Systems, Inc. Class A	34,619	3,422,780
†Clean Harbors, Inc.	29,461	5,930,794
Tetra Tech, Inc.	27,468	5,073,614
Vestis Corp.	67,460	1,299,954
		19,603,951
Construction & Engineering–2.27%
†Ameresco, Inc. Class A	57,990	1,399,299
†API Group Corp.	34,945	1,372,290
Quanta Services, Inc.	13,143	3,414,551
†WillScot Mobile Mini Holdings Corp.	184,251	8,567,672
		14,753,812
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.58%
†Summit Materials, Inc. Class A	84,482	$3,765,363
		3,765,363
Containers & Packaging–0.76%
Westrock Co.	100,003	4,945,148
		4,945,148
Diversified Financial Services–0.98%
Essent Group Ltd.	106,741	6,352,157
		6,352,157
Electrical Equipment–1.20%
Atkore, Inc.	14,821	2,821,326
Regal Rexnord Corp.	27,891	5,023,169
		7,844,495
Electronic Equipment, Instruments & Components–0.77%
†Coherent Corp.	83,093	5,037,098
		5,037,098
Energy Equipment & Services–1.69%
Liberty Energy, Inc.	531,084	11,004,060
		11,004,060
Entertainment–0.44%
†IMAX Corp.	178,765	2,890,630
		2,890,630
Food & Staples Retailing–1.97%
†BJ's Wholesale Club Holdings, Inc.	59,528	4,503,293
Casey's General Stores, Inc.	26,079	8,304,858
		12,808,151
Food Products–0.65%
J & J Snack Foods Corp.	29,208	4,222,308
		4,222,308
Gas Utilities–0.78%
Spire, Inc.	83,010	5,094,324
		5,094,324
Health Care Equipment & Supplies–2.16%
†Inspire Medical Systems, Inc.	17,740	3,810,375
†Lantheus Holdings, Inc.	55,968	3,483,448
=†OmniAb, Inc. Earnout Shares	14,046	0
=†OmniAb, Inc. Earnout Shares.	14,046	0
†Shockwave Medical, Inc.	20,687	6,736,308
		14,030,131
Health Care Providers & Services–0.86%
Encompass Health Corp.	67,988	5,614,449
		5,614,449
Health Care REITs–0.41%
Healthpeak Properties, Inc.	141,344	2,650,200
		2,650,200
Hotels, Restaurants & Leisure–3.13%
Aramark	134,922	4,387,663
†Brinker International, Inc.	72,488	3,601,204
Jack in the Box, Inc.	28,054	1,921,138
Texas Roadhouse, Inc.	45,081	6,963,662
Wendy's Co.	187,006	3,523,193
		20,396,860
LVIP Delaware SMID Cap Core Fund–1

LVIP Delaware SMID Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–3.11%
†Helen of Troy Ltd.	23,316	$2,686,936
KB Home	56,500	4,004,720
La-Z-Boy, Inc.	76,827	2,890,232
†Taylor Morrison Home Corp.	65,679	4,083,263
Toll Brothers, Inc.	50,864	6,580,276
		20,245,427
Industrial REITs–1.68%
First Industrial Realty Trust, Inc.	145,336	7,635,954
Terreno Realty Corp.	49,481	3,285,538
		10,921,492
Insurance–4.13%
Axis Capital Holdings Ltd.	94,431	6,139,904
Kemper Corp.	119,050	7,371,576
Primerica, Inc.	19,239	4,866,697
Reinsurance Group of America, Inc.	44,244	8,533,783
		26,911,960
Interactive Media & Services–0.67%
†Yelp, Inc.	68,242	2,688,735
†Ziff Davis, Inc.	26,590	1,676,233
		4,364,968
Leisure Products–1.10%
†Malibu Boats, Inc. Class A	75,217	3,255,392
†YETI Holdings, Inc.	101,068	3,896,171
		7,151,563
Life Sciences Tools & Services–1.87%
†Azenta, Inc.	50,209	3,026,599
Bio-Techne Corp.	59,552	4,191,865
†Repligen Corp.	26,774	4,924,274
		12,142,738
Machinery–4.57%
†Chart Industries, Inc.	23,007	3,789,713
Federal Signal Corp.	63,653	5,402,230
†Gates Industrial Corp. PLC	132,451	2,345,707
Graco, Inc.	54,295	5,074,411
Kadant, Inc.	14,025	4,601,602
Lincoln Electric Holdings, Inc.	33,532	8,565,414
		29,779,077
Marine–1.11%
†Kirby Corp.	76,032	7,247,370
		7,247,370
Media–1.25%
Interpublic Group of Cos., Inc.	161,493	5,269,516
Nexstar Media Group, Inc.	16,585	2,857,430
		8,126,946
Metals & Mining–2.07%
Kaiser Aluminum Corp.	42,323	3,781,983
Reliance, Inc.	29,075	9,716,284
		13,498,267
Multi-Utilities–0.74%
Black Hills Corp.	88,365	4,824,729
		4,824,729
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–3.31%
Chesapeake Energy Corp.	119,129	$10,582,229
Permian Resources Corp.	158,889	2,805,980
†Southwestern Energy Co.	1,080,876	8,193,040
		21,581,249
Pharmaceuticals–2.07%
†Catalent, Inc.	57,321	3,235,770
†Intra-Cellular Therapies, Inc.	51,079	3,534,667
†Ligand Pharmaceuticals, Inc.	42,599	3,113,987
†Supernus Pharmaceuticals, Inc.	104,663	3,570,055
		13,454,479
Professional Services–3.47%
†ASGN, Inc.	60,313	6,318,390
†ExlService Holdings, Inc.	194,956	6,199,601
KBR, Inc.	95,251	6,063,678
†WNS Holdings Ltd.	78,992	3,991,466
		22,573,135
Real Estate Management & Development–0.60%
†Jones Lang LaSalle, Inc.	20,175	3,935,941
		3,935,941
Residential REITs–0.94%
Camden Property Trust	62,155	6,116,052
		6,116,052
Retail REITs–1.70%
Brixmor Property Group, Inc.	255,879	6,000,363
Kite Realty Group Trust	233,755	5,067,808
		11,068,171
Road & Rail–2.16%
ArcBest Corp.	9,516	1,356,030
Knight-Swift Transportation Holdings, Inc.	97,552	5,367,311
†Saia, Inc.	2,463	1,440,855
Werner Enterprises, Inc.	104,244	4,078,025
†XPO, Inc.	14,679	1,791,279
		14,033,500
Semiconductors & Semiconductor Equipment–2.37%
†MACOM Technology Solutions Holdings, Inc.	55,821	5,338,721
†MaxLinear, Inc.	115,613	2,158,495
†Semtech Corp.	130,333	3,582,854
†Silicon Laboratories, Inc.	30,320	4,357,590
		15,437,660
Software–8.29%
†Box, Inc. Class A	84,826	2,402,272
†DoubleVerify Holdings, Inc.	114,335	4,020,019
†Dynatrace, Inc.	95,530	4,436,413
†Guidewire Software, Inc.	46,628	5,441,954
†Procore Technologies, Inc.	58,710	4,824,201
†PTC, Inc.	56,538	10,682,290
†Q2 Holdings, Inc.	95,786	5,034,512
†Rapid7, Inc.	46,801	2,295,121
†Smartsheet, Inc. Class A	74,395	2,864,207
†Sprout Social, Inc. Class A	40,762	2,433,899
†SPS Commerce, Inc.	8,032	1,485,117
†Varonis Systems, Inc.	121,161	5,715,164
†Workiva, Inc.	27,256	2,311,309
		53,946,478
LVIP Delaware SMID Cap Core Fund–2

LVIP Delaware SMID Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–0.69%
National Storage Affiliates Trust	114,312	$4,476,458
		4,476,458
Specialty Retail–2.65%
Dick's Sporting Goods, Inc.	45,110	10,143,435
†Five Below, Inc.	39,246	7,118,439
		17,261,874
Textiles, Apparel & Luxury Goods–1.14%
Steven Madden Ltd.	175,728	7,429,780
		7,429,780
Trading Companies & Distributors–4.35%
Applied Industrial Technologies, Inc.	11,999	2,370,402
†Beacon Roofing Supply, Inc.	91,510	8,969,810
Boise Cascade Co.	64,845	9,945,278
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
WESCO International, Inc.	40,926	$7,009,805
		28,295,295
Total Common Stock (Cost $426,761,842)		634,863,170

MONEY MARKET FUND–2.50%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	16,265,606	16,265,606
Total Money Market Fund (Cost $16,265,606)		16,265,606

TOTAL INVESTMENTS–100.02% (Cost $443,027,448)	651,128,776
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(129,592)
NET ASSETS APPLICABLE TO 24,619,865 SHARES OUTSTANDING–100.00%	$650,999,184

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Delaware SMID Cap Core Fund–3

LVIP Delaware SMID Cap Core Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware SMID Cap Core Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Airlines	$1,947,563	$—	$—	$1,947,563
Auto Components	3,845,405	—	—	3,845,405
Banks	39,214,098	—	—	39,214,098
Biotechnology	42,087,983	—	—	42,087,983
Building Products	12,489,812	—	—	12,489,812
Capital Markets	13,853,569	—	—	13,853,569
Chemicals	15,586,994	—	—	15,586,994
LVIP Delaware SMID Cap Core Fund–4

LVIP Delaware SMID Cap Core Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Commercial Services & Supplies	$19,603,951	$—	$—	$19,603,951
Construction & Engineering	14,753,812	—	—	14,753,812
Construction Materials	3,765,363	—	—	3,765,363
Containers & Packaging	4,945,148	—	—	4,945,148
Diversified Financial Services	6,352,157	—	—	6,352,157
Electrical Equipment	7,844,495	—	—	7,844,495
Electronic Equipment, Instruments & Components	5,037,098	—	—	5,037,098
Energy Equipment & Services	11,004,060	—	—	11,004,060
Entertainment	2,890,630	—	—	2,890,630
Food & Staples Retailing	12,808,151	—	—	12,808,151
Food Products	4,222,308	—	—	4,222,308
Gas Utilities	5,094,324	—	—	5,094,324
Health Care Equipment & Supplies	14,030,131	—	— *	14,030,131
Health Care Providers & Services	5,614,449	—	—	5,614,449
Health Care REITs	2,650,200	—	—	2,650,200
Hotels, Restaurants & Leisure	20,396,860	—	—	20,396,860
Household Durables	20,245,427	—	—	20,245,427
Industrial REITs	10,921,492	—	—	10,921,492
Insurance	26,911,960	—	—	26,911,960
Interactive Media & Services	4,364,968	—	—	4,364,968
Leisure Products	7,151,563	—	—	7,151,563
Life Sciences Tools & Services	12,142,738	—	—	12,142,738
Machinery	29,779,077	—	—	29,779,077
Marine	7,247,370	—	—	7,247,370
Media	8,126,946	—	—	8,126,946
Metals & Mining	13,498,267	—	—	13,498,267
Multi-Utilities	4,824,729	—	—	4,824,729
Oil, Gas & Consumable Fuels	21,581,249	—	—	21,581,249
Pharmaceuticals	13,454,479	—	—	13,454,479
Professional Services	22,573,135	—	—	22,573,135
Real Estate Management & Development	3,935,941	—	—	3,935,941
Residential REITs	6,116,052	—	—	6,116,052
Retail REITs	11,068,171	—	—	11,068,171
Road & Rail	14,033,500	—	—	14,033,500
Semiconductors & Semiconductor Equipment	15,437,660	—	—	15,437,660
Software	53,946,478	—	—	53,946,478
Specialized REITs	4,476,458	—	—	4,476,458
Specialty Retail	17,261,874	—	—	17,261,874
Textiles, Apparel & Luxury Goods	7,429,780	—	—	7,429,780
Trading Companies & Distributors	28,295,295	—	—	28,295,295
Money Market Fund	16,265,606	—	—	16,265,606
Total Investments	$651,128,776	$—	$—	$651,128,776

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2024, there were no material transfers to or from Level 3 investments.
LVIP Delaware SMID Cap Core Fund–5